SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Jan. 12, 2026
IfrsStatementLineItems [Line Items]
Grant date fair value
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	62,500
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		62,500
Grant date fair value	$ 1,284,075